Shareholders’ Equity (Deficit) (Details) - Schedule of Share-Based Compensation Expense Recognized - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders’ Equity (Deficit) (Details) - Schedule of Share-Based Compensation Expense Recognized [Line Items]
Total share-based compensation expense	$ 3,391	$ 4,307	$ 4,750
Research and development [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Share-Based Compensation Expense Recognized [Line Items]
Total share-based compensation expense	1,791	2,081	2,203
Marketing and business development [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Share-Based Compensation Expense Recognized [Line Items]
Total share-based compensation expense	339	383	317
General and administrative [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of Share-Based Compensation Expense Recognized [Line Items]
Total share-based compensation expense	$ 1,261	$ 1,843	$ 2,230